Business combinations - Consideration Paid in 2021 (Details) - BRL (R$) R$ in Thousands		6 Months Ended	31 Months Ended	35 Months Ended
	Aug. 20, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Jul. 31, 2021	Jul. 01, 2021	Apr. 01, 2021	Jun. 04, 2019	Feb. 06, 2019
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders		R$ 4,803,692	R$ 4,803,692	R$ 4,803,692
Cash consideration to be paid to the selling shareholders		5,917	5,917	5,917
Previously held equity interest in the acquiree, at fair value		1,363,196	1,363,196	1,363,196
Shares of the Company issued to selling shareholders		618,514	618,514	618,514
Shares of the Company to be issued to the selling shareholders		9,897	9,897	9,897
Loans converted into shares		5,247	5,247	5,247
Non-controlling interest in acquiree		23,874	23,874	23,874
Contingent consideration		41,666	41,666	41,666
Total consideration transferred		6,872,003	6,872,003	6,872,003
SimplesVet
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders		15,650	15,650	15,650
Cash consideration to be paid to the selling shareholders		5,750	5,750	5,750
Previously held equity interest in the acquiree, at fair value		0	0	0
Shares of the Company issued to selling shareholders		0	0	0
Shares of the Company to be issued to the selling shareholders		0	0	0
Loans converted into shares		0	0	0
Non-controlling interest in acquiree		11,183	11,183	11,183
Contingent consideration		7,000	7,000	7,000
Total consideration transferred		39,583	39,583	39,583			R$ 39,583
Percentage of equity interest acquired							50.00%
VHSYS
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders		18,656	18,656	18,656
Cash consideration to be paid to the selling shareholders		0	0	0
Previously held equity interest in the acquiree, at fair value		24,064	24,064	24,064
Shares of the Company issued to selling shareholders		0	0	0
Shares of the Company to be issued to the selling shareholders		0	0	0
Loans converted into shares		0	0	0
Non-controlling interest in acquiree		12,691	12,691	12,691
Contingent consideration		0	0	0
Total consideration transferred		55,411	55,411	55,411			R$ 55,411
Gain for difference between previously held interest			12,010
Percentage of equity interest acquired								33.33%
Carrying amount of previously held equity interest		12,054	12,054	12,054
Linx
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders		4,752,811	4,752,811	4,752,811
Cash consideration to be paid to the selling shareholders		0	0	0
Previously held equity interest in the acquiree, at fair value		1,335,603	1,335,603	1,335,603
Shares of the Company issued to selling shareholders		618,514	618,514	618,514
Shares of the Company to be issued to the selling shareholders		0	0	0
Loans converted into shares		0	0	0
Non-controlling interest in acquiree		0	0	0
Contingent consideration		30,972	30,972	30,972
Total consideration transferred		6,737,900	6,737,900	6,737,900		R$ 6,737,900
Collact
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders		3,173	3,173	3,173
Cash consideration to be paid to the selling shareholders		167	167	167
Previously held equity interest in the acquiree, at fair value		3,529	3,529	3,529
Shares of the Company issued to selling shareholders		0	0	0
Shares of the Company to be issued to the selling shareholders		0	0	0
Loans converted into shares		5,247	5,247	5,247
Non-controlling interest in acquiree		0	0	0
Contingent consideration		2,000	2,000	2,000
Total consideration transferred		14,116	14,116	14,116	R$ 14,116
Gain for difference between previously held interest				3,838
Percentage of equity interest acquired									25.00%
Carrying amount of previously held equity interest		(309)	(309)	(309)
Trampolin
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders		13,402	13,402	13,402
Cash consideration to be paid to the selling shareholders		0	0	0
Previously held equity interest in the acquiree, at fair value		0	0	0
Shares of the Company issued to selling shareholders		0	0	0
Shares of the Company to be issued to the selling shareholders		9,897	9,897	9,897
Loans converted into shares		0	0	0
Non-controlling interest in acquiree		0	0	0
Contingent consideration		1,694	1,694	1,694
Total consideration transferred		R$ 24,993	R$ 24,993	R$ 24,993	R$ 24,993
Contingent consideration, payment period	5 years	36 months